Document And Entity Information	Nov. 04, 2020
Document Information [Line Items]
Entity, Registrant Name	NORTHWEST PIPE COMPANY
Document, Type	8-K
Document, Period End Date	Nov. 04, 2020
Entity, Incorporation, State or Country Code	OR
Entity, File Number	0-27140
Entity, Tax Identification Number	93-0557988
Entity, Address, Address Line One	201 NE Park Plaza Drive
Entity, Address, Address Line Two	Suite 100
Entity, Address, City or Town	Vancouver
Entity, Address, State or Province	WA
Entity, Address, Postal Zip Code	98684
City Area Code	360
Local Phone Number	397-6250
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	NWPX
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0001001385